UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04605

First Financial Fund, Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Stephen C. Miller, Esq. 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant's telephone number, including area code:		303-444-5483

Date of fiscal year end:	March 31, 2006

Date of reporting period:	June 30, 2006

Item 1. Schedule of Investments.

Portfolio of Investments as of June 30, 2006
(Unaudited)	First Financial Fund, Inc.

Shares	Description	Value (Note 1)
LONG TERM INVESTMENTS—91.6%
DOMESTIC COMMON STOCKS—79.1%
Banks & Thrifts—42.3%
41,000	1st United Bancorp, Inc. + (a) (b)	553,500
83,490	Alliance Bankshares Corporation +	1,369,236
468,000	AmeriServ Financial, Inc. +	2,297,880
73,900	AmeriServ Financial, Inc.	362,849
56,200	Bancorp Rhode Island, Inc.	2,242,380
251,735	Bancorp, Inc. +	6,295,892
87,500	Bancshares of Florida Inc. +	1,925,000
46,600	Bank of America Corporation	2,241,460
7,800	Bank of Commerce Holdings	79,950
10,650	Bank of Marin	351,982
40,500	Bank of Oak Ridge +	546,750
83,300	Bank of Virginia +	653,905
139,800	BankAtlantic Bancorp, Inc. Class A	2,074,632
443,100	BankFinancial Corporation	7,665,630
56,900	BCB Bancorp, Inc. +	857,483
114,000	Benjamin Franklin Bancorp, Inc.	1,568,640
124,700	Capital Corporation of the West	3,990,400
180,100	Cardinal Financial Corporation	2,092,762
85,000	Cardinal State Bank +	1,075,250
42,350	Carolina Trust Bank +	836,412
227,210	CCF Holding Company (c)	5,112,225
600,000	Centennial C Corporation	6,204,000
15,600	City National Corporation	1,015,404
8,820	Coastal Banking Company, Inc. +	171,108
21,300	Comerica, Inc.	1,107,387
58,300	Commerce Bancorp, Inc.	2,079,561
60,000	Community Bank (b)	3,414,000
66,000	Community Bank of Orange, N.A. (b)	299,970
26,000	Community Capital Bancshares, Inc.	281,320
75,800	Connecticut Bank & Trust +	628,382
9,100	Crescent Banking Company	366,366
86,913	Dearborn Bancorp, Inc. +	1,929,469
97,200	FC Holdings, Inc. (a) (b)	972,000
79,300	FCB Bancorp, Inc.	1,776,320
100,000	Federal City National Bank (a) (b)	1,000,000
16,900	Fidelity Southern Corporation	300,482
39,700	First American International (a) (b)	1,052,050
33,599	First Citizens BancShares, Inc., Class A	6,736,599
1,200	First Financial Service Corporation	36,600
108,667	First Regional Bancorp +	9,562,696
375,775	First Republic Bank	17,210,495
234,400	First Security Group, Inc.	2,719,040
66,726	First Southern Bancorp	1,718,195
12,000	First Trust Bank + (a) (d)	267,600
71,468	FNB United Corporation	1,300,718
225,236	Gateway Financial Holdings	3,416,830
137,700	Great Florida Bank Class A + (b)	2,203,200
15,300	Great Florida Bank Class B + (a) (b)	244,800
95,600	Greene County Bancshares, Inc.	2,959,776
83,972	Greenville First Bancshares, Inc. +	1,865,606
18,600	Heartland Financial USA, Inc.	495,690
11,777	Heritage Oaks Bancorp	194,321
27,800	Home Bancshares, Inc. +	631,060
39,700	IBERIABANK Corporation	2,284,338
12,300	ICB Financial (a) (b)	388,598

138,600	LSB Bancshares, Inc.	2,395,008
219,600	MetroCorp Bancshares, Inc.	6,429,888
905,600	National Bancshares, Inc. (a) (b)	2,128,160
39,900	New England Bancshares, Inc.	456,855
13,640	North Bay Bancorp	391,468
56,000	North Valley Bancorp	973,840
57,000	Northrim Bancorp, Inc.	1,430,700
49,280	Parkway Bank +	739,200
21,900	Peapack-Gladstone Financial Corporation	566,991
130,500	Pennsylvania Commerce Bancorp +	4,176,000
159,600	Pilot Bancshares, Inc.	2,314,200
173,219	Republic First Bancorp, Inc. +	2,364,439
18,830	SCBT Financial Corporation	671,290
218,900	Signature Bank +	7,087,982
111,615	Southern Connecticut Bancorp, Inc. +	781,305
302,900	Square 1 Financial, Inc. (a) (b)	2,741,245
76,335	Sterling Bank	923,195
29,500	SuffolkFirst Bank +	351,050
16,819	Summit Bank Corporation	263,386
309,658	Sun Bancorp, Inc. +	5,028,846
21,100	Team Financial, Inc.	316,500
101,100	Texas United Bancshares, Inc.	2,845,965
23,184	The Bank Holdings, Inc. +	430,063
39,900	TIB Financial Corporation	1,276,800
71,900	Tidelands Bancshares, Inc.	1,261,845
130,000	Transatlantic Bank (a) (b)	2,024,100
231,000	UMB Financial Corporation	7,701,540
30,700	UnionBancorp, Inc.	617,070
47,400	United Community Banks, Inc.	1,442,856
49,665	Valley Commerce Bancorp +	990,817
169,299	Wainwright Bank & Trust Company	1,845,359
38,587	Westbank Corporation	696,109
36,700	Yardville National Bancorp	1,311,291
		186,003,562

Diversified Financial Services—6.6%
52,100	Capital One Financial Corporation	4,451,945
25,000	CMET Financial Holdings, Inc. (a) (b) (d)	773,500
125,700	Countrywide Financial Corporation	4,786,656
131,400	Delta Financial Corporation	1,325,826
76,600	Delta Financial Corporation (a) (b)	772,894
42,400	E*Trade Financial Corporation +	967,568
60,000	Independence Financial Group, Inc. (a) (b)	600,000
93,615	Mackinac Financial Corporation	964,235
116,000	Nasdaq Stock Market, Inc. +	3,468,400
92,700	National Financial Partners Corporation	4,107,537
74,631	Peppercoin, Inc. (a) (b)	400,000
265,000	Resource Capital Corporation + (d)	3,410,550
700	Rush Financial Technologies (b)	1,166,550
117,200	Technology Investment Capital Corporation	1,716,980
		28,912,641

Insurance—5.6%
350,000	AmTrust Financial Services, Inc. + (a) (b) (d)	2,625,000
48,700	Assurant, Inc.	2,357,080
90,700	Conseco, Inc. +	2,095,170
32,600	HCC Insurance Holdings, Inc.	959,744
141,100	Ohio Casualty Corporation	4,194,903
50,000	ProAssurance Corporation +	2,409,000
47,800	Stancorp Financial Group, Inc.	2,433,498
453,400	UCBH Holdings, Inc.	7,499,236
		24,573,631

Mortgages & REITS—4.6%
1,061,100	Aames Investment Corporation; REIT	5,294,889
30,200	Camden Property Trust; REIT	2,221,210
627,000	MortgageIT Holdings, Inc.; REIT	7,561,620
155,504	Newcastle Investment Holdings Corporation; REIT + (a) (b)	380,985
165,100	RAIT Investment Trust; REIT	4,820,920
		20,279,624

Savings & Loans—20.0%
116,000	Abington Community Bancorp, Inc.	1,737,680
104,400	American Bancorp of NJ	1,241,316
40,200	Appalachian Bancshares, Inc. +	715,560
160,400	Atlantic Coast Federal	2,412,416
298,500	Bankunited Financial Corporation, Class A	9,110,220
124,326	Berkshire Hills Bancorp, Inc.	4,411,086
129,280	Broadway Financial Corporation (c)	1,375,539
60,100	Carver Bancorp, Inc.	1,039,730
81,700	Central Federal Corporation	657,685
324,800	CFS Bancorp, Inc.	4,820,032
24,400	Charter Financial Corporation	962,824
34,500	Citizens Community Bank +	552,000
150,400	Citizens First Bancorp, Inc.	4,017,184
40,559	Commercial Capital Bancorp	638,804
70,100	Downey Financial Corporation	4,756,285
19,500	ECB Bancorp, Inc.	683,475
32,500	Fidelity Federal Bancorp +	617,500
25,560	First Community Bank Corporation of America +	518,868
57,538	First Federal Bancshares, Inc.	1,004,038
43,400	Georgetown Bancorp, Inc. +	386,260
53,845	Great Lakes Bancorp, Inc. +	941,211
3,630	HF Financial Corporation	62,073
64,000	HMN Financial, Inc.	2,227,200
128,000	Home Federal Bancorp, Inc.	1,748,480
93,100	Jefferson Bancshares, Inc.	1,200,990
100,300	K-Fed Bancorp	1,453,347
81,700	Legacy Bancorp, Inc.	1,263,899
54,612	LSB Corporation	928,404
310,300	MidCountry Financial Corporation (a) (b)	4,654,500
85,000	Northwest Bancorp, Inc.	2,252,500
67,100	Old Line Bancshares, Inc.	799,832
163,300	Pacific Premier Bancorp, Inc. +	1,877,950
417,200	People’s Choice Financial Corporation (a) (b) (d)	1,251,600
165,930	Perpetual Federal Savings Bank (c)	4,148,250
17,500	Privee LLC (a) (b)	2,362,500
100,000	Provident Financial Holdings, Inc.	3,000,000
40,650	Redwood Financial, Inc. + (a) (b) (c)	792,675
90,000	River Valley Bancorp (c)	1,636,200
52,637	Riverview Bancorp, Inc.	1,379,089
5,300	Rockville Financial, Inc. +	78,016
203,000	Rome Bancorp, Inc.	2,616,670
6,300	Royal Financial, Inc. +	91,980
289,600	SI Financial Group, Inc.	3,185,600
81,400	Southcoast Financial Corporation +	1,737,890
100,000	Sterling Eagle (a) (b)	681,000
110,500	Third Century Bancorp (c)	1,215,500
212,500	United Financial Bancorp, Inc.	2,828,375
		88,074,233

	Total Domestic Common Stocks (cost $279,251,531)	347,843,691

FOREIGN COMMON STOCKS—12.5%
Bermuda—4.5%
80,700	Arch Capital Group Ltd. +	4,798,422
112,000	CRM Holdings, Ltd. +	1,172,640
37,300	Everest Re Group, Ltd.	3,229,061
88,400	Max Re Capital, Ltd.	1,930,656
131,600	Platinum Underwriters Holdings, Ltd.	3,682,168
9,900	White Mountains Insurance Group, Ltd.	4,821,300
		19,634,247

Canada—1.8%
22,800	Canadian Satellite Radio Holdings, Inc. Class A + (d)	195,997
173,074	Canadian Western Bank	6,660,882
47,200	Laurentian Bank of Canada	1,239,737
		8,096,616

Cayman Islands—0.5%
22,200	Ace Ltd.	1,123,098
57,200	Scottish Re Group Ltd.	954,096
		2,077,194

Germany—0.8%
531,000	European Capital Beteiligung (a) (b)	3,358,627

Switzerland—2.8%
22,390	Augsburg Re AG (a) (b) (d)	7,098
44,125	Augsburg Re AG Convertible Debt (a) (b) (d)	81,611
109,800	UBS AG	12,045,060
		12,133,769

United Kingdom—2.1%
3,287,375	Aberdeen Asset Management, PLC	9,272,251

	Total Foreign Common Stocks (cost $48,534,671)	54,572,704

WARRANTS—0.0%*
195,000	Dime Bancorp, Inc., Warrant, Expires 12/26/50 +	42,900
26,500	Resource Capital Corporation, Warrant, Expires 12/31/09 (b) (d)	9,103
2,333,333	Rush Financial Technologies, Warrant, Expires 3/20/11 (b)	255,033

	Total Warrants (cost $0)	307,036

	Total Long Term Investments (cost $327,786,202)	402,723,431

SHORT TERM INVESTMENTS—7.8%

Par
Value	Description	Value (Note 1)
Repurchase Agreement—7.8%
34,100,000

Deutsche Tri-party Mortgage Repurcahse Agreement, 5.200% dated 6/30/2006, to be repurchased at $34,114,777 on 07/03/2006, collateralized by U.S. Government Agency Securities with an aggregate market value plus accrued interest of $34,782,000, rates ranging from 5.50-7.00% and maturities from 01/15/2033-04/01/2036

	(Cost $34,100,000)	34,100,000

Total Investments — 99.4% (cost $361,886,202)		$436,823,431
	Other Assets and Liabilities — 0.6%	2,775,188

	Net Assets — 100%	439,598,619

+	Non-income producing security.
(a)	Private Placement restricted as to resale and does not have a readily available market.
(b)	Indicates a fair valued security. Total market value for fair valued securities is $37,194,299 representing 8.46% of the total net assets.
(c)	Affiliated Company. See Note 3 to Schedule of Investments.
(d)	Security exempt from registration pursuant to Rule 144A under the Securiites Act of 1933, as amended.
*	Amount represents less than 0.1% of net assets.
REIT -	Real Estate Investment Trust

FIRST FINANCIAL FUND, INC.

Notes to Schedule of Investments

June 30, 2006 (Unaudited)

Note 1. Valuation and Investment Practices

Securities Valuation: Securities for which market quotations are readily available, including securities listed on national securities exchanges and those traded over-the-counter, are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Where market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value (“Fair Value Securities”), securities are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser. In such circumstances, the adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security. Thereafter, the adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate. Prior to implementation, the Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes. All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase Agreements:  The Fund may enter into repurchase agreement transactions with United States financial institutions. It is the Fund’s policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. The value of the collateral at the time of the execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency:  The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in gains and losses on investment securities sold.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the portfolios. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis, using the effective interest method.

The actual amounts of dividend income and return of capital received from investments in real estate trusts (“REITS”) and registered investment companies (“RICS”) at calendar year-end are determined after the end of the fiscal year. The Fund therefore estimates these amounts for accounting purposes until the actual characterization of REIT and RIC distributions is known. Distributions received in excess of the estimate are recorded as a reduction of the cost of investments.

Note 2. Unrealized Appreciation/ (Depreciation)

On June 30, 2006, based on cost of $361,999,171 for federal income tax purposes aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $90,794,494 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $15,970,234.

Note 3. Transactions With Affiliated Companies

Transactions during the period with companies in which the Fund owned at least 5% of the voting securities were as follows:

Name of Affiliate	Beginning Share Balance	Ending Share Balance	Dividend Income	Market Value
Broadway Financial Corporation	129,280	129,280	6,464	1,375,539
CCF Holding Company	227,210	227,210	20,449	5,112,225
Perpetual Federal Savings Bank	165,930	165,930	41,483	4,148,250
Redwood Financial, Inc.	40,650	40,650	—	792,675
River Valley Bancorp	90,000	90,000	17,550	1,636,200
Third Century Bancorp	110,500	110,500	225,420	1,215,500

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	First Financial Fund, Inc.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	8/24/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	8/24/06

By	/s/ Carl. D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date	8/22/06